Finance Receivables on Nonaccrual Status (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Retail USD ($)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2011 Finance leases USD ($)	Mar. 31, 2011 Finance leases JPY (¥)	Mar. 31, 2011 Wholesale JPY (¥)	Mar. 31, 2011 Wholesale USD ($)	Mar. 31, 2011 Real Estate USD ($)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2011 Working Capital JPY (¥)	Mar. 31, 2011 Working Capital USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 303	¥ 25,200	¥ 26,599	$ 32	¥ 2,633	$ 14	¥ 1,136	¥ 6,722	$ 81	$ 173	¥ 14,437	¥ 272	$ 3